FLOW-THROUGH SHARE PREMIUM (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year	$ 20,063,350	$ 22,729,196
Liability incurred on flow-through shares issued	15,295,500	14,500,000
Settlement of flow-through share premium on expenditures incurred	(22,932,528)	(17,165,846)
Flow-through share premium at end of the year	12,426,322	20,063,350
Issued August 24, 2021
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year		10,129,196
Settlement of flow-through share premium on expenditures incurred		(10,129,196)
Issued November 25, 2021
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year	5,563,350	12,600,000
Settlement of flow-through share premium on expenditures incurred	(5,563,350)	(7,036,650)
Flow-through share premium at end of the year		5,563,350
Issued December 14, 2022
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year	14,500,000
Liability incurred on flow-through shares issued		14,500,000
Settlement of flow-through share premium on expenditures incurred	(14,500,000)
Flow-through share premium at end of the year		$ 14,500,000
Issued November 6, 2023
FLOW-THROUGH SHARE PREMIUM
Liability incurred on flow-through shares issued	15,295,500
Settlement of flow-through share premium on expenditures incurred	(2,869,178)
Flow-through share premium at end of the year	$ 12,426,322